Trade and Other Receivables, net - Schedule of Activity of Allowance for Credit Losses Related to Trade and Other Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Activity of allowance for credit losses related to trade and other receivables
Balance at beginning of year	$ (76,137)	$ (91,819)	$ (99,657)
Provisions, net	(13,594)	(18,883)	(14,655)
Amounts written off as uncollectible	29,289	25,703	14,310
Foreign currency translation	1,558	9,263	11,695
Other	0	(401)	(3,512)
Balance at end of year	$ (58,884)	$ (76,137)	$ (91,819)